Provisions (Details) - Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities [Abstract]
At January 1	$ 101,913	$ 115,532
Current service cost	49,109	69,689
Interest cost	7,563	5,687
Benefits paid		(14,402)
Remeasurement losses/(gains) credited to other comprehensive (loss)/income arising from:
Changes in financial assumptions	41,325	(37,030)
Experience adjustments	(6,440)	(28,221)
Exchange realignment	790	(9,342)
At December 31	$ 194,260	$ 101,913